Warrant Liabilities - Additional Information (Detail) - Warrant	12 Months Ended
Dec. 31, 2020 $ / shares
Warrant Liabilities [Line Items]
Period after business combination when warrants become exercisable	30 days
Period after offering when warrants become exercisable	12 months
Maximum period for filing sec registration statement	15 days
Redemption price per warrant	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Minimum price per share required for redemption of warrants	$ 18.00
Warrants redemption covenant, threshold trading days	30 days
Warrants redemption covenant, threshold consecutive trading days	20 days
Percentage of warrants exercise price	115.00%
Percent Of Gross proceeds To Equity Proceeds	60.00%
Market Price of Warrant	$ 9.20
Share Redemption Trigger Price	$ 18.00
Percent Of Redemption Trigger Price To Market Value And Issue Price	180.00%
Class A Common stock
Warrant Liabilities [Line Items]
Exercise price of warrants	$ 9.20